Schedule of Capital Commitments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Long-Term Purchase Commitment [Line Items]
Property, plant and equipment	$ 1,300,820	$ 675,183
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment [Line Items]
Property, plant and equipment		534,030
Intangible assets - launch service		160,000
Capital commitments		$ 694,030